TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of income tax expense:
Current tax expense (credit)	$ 1,035	$ 435	$ 2,212
Deferred tax expense	90	0	0
Amortization of tax benefit arising on intra-group transfers of long-term assets	(1,714)	(3,488)	(3,487)
Total income tax benefit	(589)	(3,053)	(1,114)
Deferred Income Tax Expense (Benefit)	$ 90	$ 0	$ 0
Statutory tax rate	0.00%	0.00%	0.00%
Income taxes at statutory rate	$ 0	$ 0	$ 0
Effect of deferred tax benefit on intra-group transfers of long-term assets	(1,714)	(3,488)	(3,487)
Effect of adjustments in respect of current tax in prior periods	(334)	(330)	1,411
Effect of taxable income in various countries	1,369	765	962
Deferred tax assets, gross and net	4	260
United Kingdom tax authority
Components of income tax expense:
Current tax expense (credit)	712	435	2,212
Deferred tax expense	90	0	161
Deferred Income Tax Expense (Benefit)	$ 90	0	161
Statutory tax rate	20.00%
Deferred tax assets, gross and net	$ 0	300
Norwegian Tax Authority [Member]
Components of income tax expense:
Current tax expense (credit)	272	0	0
Croatia Tax Authorities [Member]
Components of income tax expense:
Current tax expense (credit)	45	0	0
Malaysia Tax Authorities [Member]
Components of income tax expense:
Current tax expense (credit)	$ 6	$ 0	$ 0
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%